Goodwill and Other Intangible Assets - Carrying Values of Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 206,683	$ 172,750
Accumulated amortization	(64,233)	(54,648)
Net carrying value	142,450	118,102
Internally-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	118,259	80,437
Accumulated amortization	(6,775)	(4,303)
Net carrying value	111,484	76,134
Weighted average life (years)	6 years 8 months 12 days	4 years 9 months 18 days
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	84,132	86,544
Accumulated amortization	(53,431)	(45,328)
Net carrying value	30,701	41,216
Weighted average life (years)	8 years 9 months 18 days	9 years 1 month 6 days
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	285	882
Accumulated amortization	(111)	(825)
Net carrying value	174	57
Weighted average life (years)	4 years 6 months	4 years 8 months 12 days
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	4,007	4,887
Accumulated amortization	(3,916)	(4,192)
Net carrying value	$ 91	$ 695
Weighted average life (years)	3 years 8 months 12 days	3 years 8 months 12 days